SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) (Employee Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Options [Member]
Number of options
Outstanding, balance	6,285,630
Granted	5,978,099
Exercised	(1,064,689)
Forfeited	(275,871)
Outstanding, balance	10,923,169	6,285,630
Options vested and expected to vest at the end of the year	10,284,516
Exercisable options at the end of the year	4,636,643
Weighted average exercise price
Outstanding, weighted average exercise price	$ 0.60
Granted, weighted average exercise price	$ 4.44
Exercised, weighted average exercise price	$ 0.41
Forfeited, weighted average exercise price	$ 2.13
Outstanding, weighted average exercise price	$ 2.68	$ 0.60
Options vested and expected to vest at the end of the year	$ 2.59
Exercisable, weighted average exercise price	$ 0.66
Additional Disclosures
Outstanding, weighted average remaining contractual term	8 years 4 months 6 days	7 years 9 months 26 days
Exercisable, weighted average remaining contractual term	7 years 4 days
Options vested and expected to vest, weighted average remaining contractual term	8 years 3 months 15 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 32,671
Outstanding at the end of the year, aggregate intrinsic value	263,982	32,671
Options vested and expected to vest at the end of the year, aggregate intrinsic value	249,466
Exercisable, aggregate intrinsic value	$ 118,818